Financial Income and Expenses - Summary of Analysis of Financial Income and Expenses (Parenthetical) (Detail) - EUR (€) € in Millions		12 Months Ended
	Oct. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Finance Income Expense [abstract]
Gain on interest rate derivatives used to edge debt		€ 69	€ 86	€ 85
Decrease in share price, percentage	48.00%
Impairment loss on financial assets Alnylam			€ 457